INTEREST IN JOINT VENTURES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Cost of investment in joint ventures	$ 9	$ 11,534
Tri-View Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	51.00%	51.00%
Cost of investment in joint ventures	$ 9	$ 132
Petrochemical Shipping Limited [member]
Statement1 [Line Items]
Principal activity	Deregistered
Country of incorporation	Isle of Man
Proportion of ownership interest and voting power held by the Group	0.00%	50.00%
Cost of investment in joint ventures	$ 0	$ 11,402
Leopard Tankers Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity	Dormant
Country of incorporation	Singapore
Proportion of ownership interest and voting power held by the Group	50.00%	50.00%